Trade and Other Receivables	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables

17. Trade and other receivables

Trade and other receivables comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Trade receivables	21,515	—
Income tax receivable	460,738	460,738
Other taxation and social security receivable	180,368	123,214
Prepayments	261,352	396,190
Other receivables	460,789	281,558
	1,384,762	1,261,700

The income tax receivable represents payments on account of US tax liabilities.

Prepayments relate primarily to the Company's Directors' and officers' insurance policy.